Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Defined benefit pension plan, tax	$ 225	$ 197	$ 21
Cash flow hedges, tax	896	3,038	$ (2,332)
Unrealized loss on available for sale securities, tax	$ 577	$ 0